Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets at fair value	$ 55	$ 28
Equity securities	45	78	$ 71
Foreign currency derivative contracts, liabilities at fair value	7	3
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets at fair value	14	24
Interest rate contracts	41	4	1
Equity securities	45	78	71
Foreign government debt securities	16	16	18
Total assets	116	122	90
Contingent payments related to acquisitions	458	433	518
Foreign currency derivative contracts, liabilities at fair value	7	3
Interest rate contracts, liabilities at fair value			2
Total liabilities	465	436	520
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	45	78	71
Foreign government debt securities	3	3	3
Total assets	48	81	74
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets at fair value	14	24
Interest rate contracts	41	4	1
Foreign government debt securities	13	13	15
Total assets	68	41	16
Foreign currency derivative contracts, liabilities at fair value	7	3
Interest rate contracts, liabilities at fair value			2
Total liabilities	7	3	2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent payments related to acquisitions	458	433	518
Total liabilities	$ 458	$ 433	$ 518